Equity Investments - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended
	Mar. 19, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		$ 294,000,000		$ 294,000,000		$ 300,000,000
Gains (losses) on equity method investments		(4,000,000)	$ (12,000,000)	(5,000,000)	$ (12,000,000)
Equity method investments under equity method		17,000,000		17,000,000		16,000,000
Other non-current assets		249,000,000		249,000,000		305,000,000
Prepaid expense and other assets		346,000,000		346,000,000		256,000,000
Equity investments in publicly listed companies		94,000,000		94,000,000		98,000,000
Gain (loss) in investments of publicly listed companies		(12,000,000)	2,000,000	(8,000,000)	29,000,000
Non-marketable equity securities		151,000,000		151,000,000		151,000,000
Gain (loss) in non-marketable equity securities		0	0	1,000,000	(3,000,000)
Payments to acquire non-marketable preferred stock				3,000,000	41,000,000
Dividends from equity investments		2,500,000	1,000,000	3,500,000	1,100,000
Financial commitments to investees, off balance sheet		27,000,000		27,000,000		28,100,000
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities		16,400,000		16,400,000		15,000,000
Payments to acquire non-marketable preferred stock				1,400,000
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Other non-current assets						33,800,000
Prepaid expense and other assets		34,500,000		34,500,000
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	(9,000,000)	0	(9,000,000)
Equity method investments under equity method		56,500,000		56,500,000
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0	0	0	0
Equity method investments under equity method		143,400,000		143,400,000		143,400,000
Expected gross proceeds	$ 140,000,000
Publicly Listed Companies
Schedule of Equity Method Investments [Line Items]
Equity investments in publicly listed companies		93,900,000		93,900,000		97,900,000
Gain (loss) in investments of publicly listed companies		(11,600,000)	1,900,000	(7,800,000)	28,900,000
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		94,200,000		94,200,000		100,300,000
Gains (losses) on equity method investments		(3,500,000)	(2,400,000)	(5,500,000)	(2,800,000)
Non-marketable equity securities		16,900,000		16,900,000		$ 15,700,000
Gain (loss) in non-marketable equity securities		$ (100,000)	$ 100,000	$ 1,000,000	$ (1,600,000)